Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventory
Inventory	$ 6,867	$ 6,255
Amount of inventory recognized as expense	(10,300)	(10,300)	$ (10,500)
Inventory provisions	(470)	(283)	(356)
Reversed inventory Provisions	189	67	$ 148
Raw material, consumables
Inventory
Inventory	841	705
Work in progress
Inventory
Inventory	2,957	2,700
Finished products
Inventory
Inventory	$ 3,069	$ 2,850